<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 10th day of August, 2005.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 204
FORM 13F INFORMATION TABLE VALUE TOTAL: $586,249,401

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






3M Company
Abbott Labs
Activision, Inc.
Alcon, Inc.
Alliance One International
Alltell Corp.   (AT)
Altria Group, Inc.
Amazon Com, Inc.
Ameren Corp.
American Capital Strategies
American Express Company
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Apache Corp.
Apollo Group Inc. CL A


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
2824100
4930202
H01301102
18772103
20039103
02209S103
23135106
23608102
24937104
25816109
26874107
31162100
35229103
37411105
37604105

$10,990,507
$1,146,344
$4,644,449
$295,245
$7,253,926
$326,534
$1,934,627
$532,749
$353,920
$484,777
$233,680
$2,600,905
$8,540,821
$981,795
$759,050
$234,660


152,013
23,390
281,141
2,700
1,206,976
5,243
29,920
16,100
6,400
13,425
4,390
44,766
141,264
21,460
11,750
3,000

152,013
23,390
281,141
2,700
1,206,976
5,243
29,920
16,100
6,400
13,425
4,390
44,766
141,264
21,460
11,750
3,000



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






3M Company
Abbott Labs
Activision, Inc.
Alcon, Inc.
Alliance One International
Alltell Corp.   (AT)
Altria Group, Inc.
Amazon Com, Inc.
Ameren Corp.
American Capital Strategies
American Express Company
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Apache Corp.
Apollo Group Inc. CL A

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


152,013
23,90
281,141
2,700
1,206,976
5,243
29,920
16,100
6,400
13,425
4,390
44,766
141,264
21,460
11,750
3,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Arbor Realty Tr., Inc.
Arch Coal, Inc.
Automatic Data Processing, Inc.
Avery Dennison Corp.
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Banner Corporation
Barrick Gold Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
BNP Residential Property, Inc.
BP Amoco PLC ADR
Burlington Resources, Inc.
Callwave, Inc.
Canadian Nat. Res. Ltd.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

38923108
39380100
53015103
53611109
60505104
06423T102
06652V109
67901108
54937107
84670207
84670108
88606108
5564T103
55622104
122014103
13126N101
136385101


  $2,554,300
     $381,290
  $7,736,960
  $6,258,177
$23,852,799
  $3,160,389
     $220,299
     $200,240
  $3,928,372
$13,775,542
  $2,087,500
     $278,460
     $379,600
  $1,396,002
     $441,920
     $662,500
     $771,256


89,000
7,000
184,345
118,168
522,973
209,297
7,865
8,000
98,283
4,949
25
10,200
23,725
22,379
8,000
132,500
21,200


89,000
7,000
184,345
118,168
522,973
209,297
7,865
8,000
98,283
4,949
25
10,200
23,725
22,379
8,000
132,500
21,200










Arbor Realty Tr., Inc.
Arch Coal, Inc.
Automatic Data Processing, Inc.
Avery Dennison Corp.
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Banner Corporation
Barrick Gold Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
BNP Residential Property, Inc.
BP Amoco PLC ADR
Burlington Resources, Inc.
Callwave, Inc.
Canadian Nat. Res. Ltd.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


89,000
7,000
184,345
118,168
522,973
209,297
7,865
8,000
98,283
4,949
25
10,200
23,725
22,379
8,000
132,500
21,200


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Centerstate Banks of Florida
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cinergy Corp.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Corporation
Coddle Creek Financial Inc
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
CommScope, Inc.
Community Bancshares, Inc. SC

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


139793103
14040H105
14149Y108
15201P109
156880106
166764100
170388102
172062101
172474108
17275R102
172967101
191216100
191891209
194162103
19419B100
203372107
20343F190


  $1,969,897
$16,102,194
     $290,779
     $525,600
     $921,102
     $768,676
  $1,201,500
     $600,204
     $839,255
  $6,311,111
$11,199,300
  $1,227,659
     $979,200
  $4,800,138
     $570,750
     $512,725
  $1,426,093


131,239
201,252
5,050
16,000
24,100
13,746
30,000
15,172
18,725
330,771
242,252
29,405
28,800
96,176
75,000
29,450
81,491


131,239
201,252
5,050
16,000
24,100
13,746
30,000
15,172
18,725
330,771
242,252
29,405
28,800
96,176
75,000
29,450
81,491









Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Centerstate Banks of Florida
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cinergy Corp.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Corporation
Coddle Creek Financial Inc
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
CommScope, Inc.
Community Bancshares, Inc. SC

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


131,239
201,252
5,050
16,000
24,100
13,746
30,000
15,172
18,725
330,771
242,252
29,405
28,800
96,176
75,000
29,450
81,491


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









ConocoPhillips
Constellation Energy Group
Countrywide Financial
Cresent Financial Corp.
CT Communications, Inc.
CVS Corp.
D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
Disney, Walt Company
Dominion Resources Inc. - VA
Duke Energy Corporation
Dynamic Oil & Gas, Inc.
Eaton Corp
Ebay, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


20825C104
210371100
222372104
225744101
126426402
126650100
23331A109
24702R101
249030107
25179M103
254394109
254687106
25746U109
264399106
267906105
278058102
278642103

     $724,199
     $282,681
  $1,972,778
     $468,464
     $197,838
     $581,400
$12,869,776
  $3,416,131
     $324,000
  $7,637,729
     $210,644
  $1,857,050
     $203,657
  $1,274,406
  $2,362,264
     $278,415
  $2,681,237


12,597
4,900
51,095
29,279
15,160
20,000
342190
86,572
6,000
150,705
35,049
73,751
2,775
42,866
1,049,895
4,648
81,225


12,597
4,900
51,095
29,279
15,160
20,000
342190
86,572
6,000
150,705
35,049
73,751
2,775
42,866
1,049,895
4,648
81,225










ConocoPhillips
Constellation Energy Group
Countrywide Financial
Cresent Financial Corp.
CT Communications, Inc.
CVS Corp.
D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
Disney, Walt Company
Dominion Resources Inc. - VA
Duke Energy Corporation
Dynamic Oil & Gas, Inc.
Eaton Corp
Ebay, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


12,597
4,900
51,095
29,279
15,160
20,000
342190
86,572
6,000
150,705
35,049
73,751
2,775
42,866
1,049,895
4,648
81,225


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









EMC Corp. MASS
Emerson Electric
Enbridge Energy Partners LP
Encana Corp.
Enterprise Products Partners LP
Exactech, Inc.
Exxon  Mobile Corporation
F N B Financial Services Corp.
Falconstor Software, Inc.
First INDL RLTY TR, Inc.
First State Bancorp
Forest Oil Corp.
FX Energy, Inc.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company
General Maritime Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


268648102
291011104
29250R106
292505104
293792107
30064 109
302290101
302526108
306137100
32054K103
33645S100
346091705
302695101
368710406
369550108
369604103
Y2692M103



     $168,619
     $431,145
  $2,782,000
     $269,212
     $987,479
     $525,200
  $3,419,465
     $205,205
  $7,792,216
  $1,117,200
     $276,504
  $1,663,200
  $6,870,510
     $802,800
     $230,034
$18,922,794
  $1,908,000



12,299
6,884
52,000
6,800
36,860
40,000
59,500
11,375
1,193,295
28,000
7,670
39,600
622,893
10,000
2,100
546,112
45,000



12,299
6,884
52,000
6,800
36,860
40,000
59,500
11,375
1,193,295
28,000
7,670
39,600
622,893
10,000
2,100
546,112
45,000











EMC Corp. MASS
Emerson Electric
Enbridge Energy Partners LP
Encana Corp.
Enterprise Products Partners LP
Exactech, Inc.
Exxon  Mobile Corporation
F N B Financial Services Corp.
Falconstor Software, Inc.
First INDL RLTY TR, Inc.
First State Bancorp
Forest Oil Corp.
FX Energy, Inc.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company
General Maritime Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


12,299
6,884
52,000
6,800
36,860
40,000
59,500
11,375
1,193,295
28,000
7,670
39,600
622,893
10,000
2,100
546,112
45,000



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Gillette Co.
Given Imaging
Glaxo Smith Kline PLC
Goldcorp, Inc.
Google, Inc. CL A
Guidant Corporation
Harley Davidson, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
IAC / InteractiveCorp.
Intel Corp
International Business Machines
Ishares


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


375766102
M52020100
37733W105
380956409
38259P508
401698105
412822108
428236103
431284108
437076102
442120101
443510201
443683107
44919P102
458140100
459200101
464287176



     $316,438
  $7,037,501
     $384,248
     $210,269
     $205,905
     $390,273
     $728,403
     $745,126
  $3,310,205
     $303,226
     $854,105
     $563,819
  $5,954,434
  $2,556,329
$12,477,271
     $884,761
     $300,244



6,250
308,527
7,921
13,325
700
5,799
14,686
31,694
111,230
7,795
16,100
12,785
521,861
106,425
479,526
11,924
2,800



6,250
308,527
7,921
13,325
700
5,799
14,686
31,694
111,230
7,795
16,100
12,785
521,861
106,425
479,526
11,924
2,800











Gillette Co.
Given Imaging
Glaxo Smith Kline PLC
Goldcorp, Inc.
Google, Inc. CL A
Guidant Corporation
Harley Davidson, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
IAC / InteractiveCorp.
Intel Corp
International Business Machines
Ishares



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


6,250
308,527
7,921
13,325
700
5,799
14,686
31,694
111,230
7,795
16,100
12,785
521,861
106,425
479,526
11,924
2,800



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares FTSE XINHUA
Ishares Lehman 1-3 Years TRS
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI EMU Index Fund
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pacific
Ishares NASDAQ Biotech IndxFund
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares T DJ US UTL S FD
Ishares TR Russell Midcap IndxFund
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Kellogg Company


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464287184
464287457
464287465
464287234
464286608
464286871
464286848
464286665
464287556
464287341
464287325
464287697
464287499
475070108
478160104
48666K109
487836108



  $2,768,407
     $215,130
  $2,247,531
  $1,138,440
     $320,130
     $173,880
  $1,165,086
     $385,974
     $475,300
     $891,259
     $344,517
     $247,520
     $224,870
  $1,014,602
$15,429,399
     $457,380
  $5,742,208



48,475
2,648
42,900
15,900
4,500
14,000
114,900
4,100
7,000
10,300
6,900
3,200
2,729
20,123
237,375
6,000
129,213



48,475
2,648
42,900
15,900
4,500
14,000
114,900
4,100
7,000
10,300
6,900
3,200
2,729
20,123
237,375
6,000
129,213











Ishares FTSE XINHUA
Ishares Lehman 1-3 Years TRS
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI EMU Index Fund
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pacific
Ishares NASDAQ Biotech IndxFund
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares T DJ US UTL S FD
Ishares TR Russell Midcap IndxFund
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Kellogg Company

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

48,475
2,648
42,900
15,900
4,500
14,000
114,900
4,100
7,000
10,300
6,900
3,200
2,729
20,123
237,375
6,000
129,213

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








KFX, Inc.
Kinetic Concepts, Inc.
L-3 Communications Holdings, Inc.
Leggett & Platt, Inc.
Level 3 Communications, Inc.
Liberty Media New Ser A
Lilly, Eli & Co.
Lowes Companies Inc.
Max Re Capital Ltd.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Micro Therapeutics, Inc. New
Microsoft Corporation
Misson Resources Corp.
Mohawk Industries, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


48245L107
49460W208
502424104
524660107
52729N100
530718105
532457108
548661107
G6052F103
585055106
589331107
591520200
592688105
59500W100
594918104
605109107
608190104

$714,500
$882,000
$8,360,442
$1,969,392
$815,197
$177,917
$309,191
$19,065,249
$1,818,833
$2,576,397
$2,978,144
$213,660
$423,878
$42,443
$16,245,908
$1,322,673
$9,315,075

50,000
14,700
109,173
74,093
401,575
17,460
5,550
327,469
79,425
49,747
96,693
18,000
9,100
10,664
654,022
163,900
112,910

50,000
14,700
109,173
74,093
401,575
17,460
5,550
327,469
79,425
49,747
96,693
18,000
9,100
10,664
654,022
163,900
112,910









KFX, Inc.
Kinetic Concepts, Inc.
L-3 Communications Holdings, Inc.
Leggett & Platt, Inc.
Level 3 Communications, Inc.
Liberty Media New Ser A
Lilly, Eli & Co.
Lowes Companies Inc.
Max Re Capital Ltd.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Micro Therapeutics, Inc. New
Microsoft Corporation
Misson Resources Corp.
Mohawk Industries, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


50,000
14,700
109,173
74,093
401,575
17,460
5,550
327,469
79,425
49,747
96,693
18,000
9,100
10,664
654,022
163,900
112,910

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Nabors Industries Ltd.
National Bankshares, Inc.
Nokia Corp.
NovaGold Resources, Inc.
Novogen Limited Sponsored ADR
Nuveen Conn Prem. Inc. Muni. Fund
Nuveen CT Div Ad Muni Fd CT Fd 2
Nuveen CT Div AD Muni. Fund
Nuveen NC Div AD Muni Fund NC NII
Nuveen NC Div AD MuniFundNCNNO
Nuveen Quality Pfd Incm Fd  JTP
Nuveen Real Estate Inc. Fund  JRS
Oil Service Holders Dep. RCPT
Old Rep. Intl. Corp.
Partners Trust Financial
Pepsico, Inc.
PetroChina Co. ADR


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


G6359F103
634865109
654902204
66987 E206
67010F103
67060D107
67071R103
67071Y108
67072D103
67071D104
67071S101
67071B108
678002106
680223104
70213F102
713448108
71646E 100

$254,604
$400,050
$5,583,619
$8,122,848
$4,728,467
$195,000
$251,784
$271,950
$577,842
$487,906
$522,200
$774,563
$851,662
$691,378
$157,786
$19,751,311
$2,595,723

4,200
9,000
335,554
1,063,200
261,675
12,000
15,600
18,500
38,600
30,025
37,300
38,250
8,357
27,338
14,774
366,240
35,340

4,200
9,000
335,554
1,063,200
261,675
12,000
15,600
18,500
38,600
30,025
37,300
38,250
8,357
27,338
14,774
366,240
35,340








Nabors Industries Ltd.
National Bankshares, Inc.
Nokia Corp.
NovaGold Resources, Inc.
Novogen Limited Sponsored ADR
Nuveen Conn Prem. Inc. Muni. Fund
Nuveen CT Div Ad Muni Fd CT Fd 2
Nuveen CT Div AD Muni. Fund
Nuveen NC Div AD Muni Fund NC NII
Nuveen NC Div AD MuniFundNCNNO
Nuveen Quality Pfd Incm Fd  JTP
Nuveen Real Estate Inc. Fund  JRS
Oil Service Holders Dep. RCPT
Old Rep. Intl. Corp.
Partners Trust Financial
Pepsico, Inc.
PetroChina Co. ADR



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


4,200
9,000
335,554
1,063,200
261,675
12,000
15,600
18,500
38,600
30,025
37,300
38,250
8,357
27,338
14,774
366,240
35,340

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Pfizer, Inc.
PG&E Corp.
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Regions Financial Corp.
Remington Oil & Gas Corporation
Republic Services, Inc.
Sara Lee Corporation
Security Bank Corp.
ServiceMaster Co.
Sirius Satellite Radio
Sonoco Products
Sony Corp ADR New Com
Southern Community Financial


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


717081103
69331C108
723787107
731068102
742718109
743263105
743859100
758940100
759594302
760759100
803111103
814047106
81760N109
82966U103
835495102
835699307
842632101

$13,839,574
$244,010
$1,166,668
$648,000
$9,280,268
$291,165
$1,058,778
$324,096
$785,400
$432,120
$314,979
$4,037,476
$4,507,867
$136,080
$3,680,373
$325,458
$2,791,291

501,797
6,500
27,725
12,000
175,929
6,436
33,180
9,566
22,000
12,000
15,900
176,309
336,408
21,000
138,882
9,450
275,004

501,797
6,500
27,725
12,000
175,929
6,436
33,180
9,566
22,000
12,000
15,900
176,309
336,408
21,000
138,882
9,450
275,004









Pfizer, Inc.
PG&E Corp.
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Regions Financial Corp.
Remington Oil & Gas Corporation
Republic Services, Inc.
Sara Lee Corporation
Security Bank Corp.
ServiceMaster Co.
Sirius Satellite Radio
Sonoco Products
Sony Corp ADR New Com
Southern Community Financial



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


501,797
6,500
27,725
12,000
175,929
6,436
33,180
9,566
22,000
12,000
15,900
176,309
336,408
21,000
138,882
9,450
275,004

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Southwest Bancorp, Inc.
Starbucks Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Syniverse Holdings, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp
Texas Instruments
Thermogenesis Corp.
Time Warner
Toyota Motor CP ADR
Triad Guaranty Inc.
Tribune Co
TriStone Community Bank
Ultra Petroleum Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


844767103
855244109
858912108
867914103
78486Q101
87163F106
871829107
87612E106
872275102
882508104
883623209
887315109
892331307
895925105
896047107
89676R106
903914109

$225,280
$836,892
$503,200
$2,636,760
$239,500
$420,000
$18,382,891
$514,066
$537,993
$332,630
$1,506,375
$5,785,035
$4,814,852
$19,439,555
$5,068,859
$470,800
$1,209,846

11,000
16,200
10,000
36,500
5,000
30,000
507,955
9,448
20,788
11,850
346,293
346,202
67,350
385,782
144,084
42,800
39,850

11,000
16,200
10,000
36,500
5,000
30,000
507,955
9,448
20,788
11,850
346,293
346,202
67,350
385,782
144,084
42,800
39,850









Southwest Bancorp, Inc.
Starbucks Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Syniverse Holdings, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp
Texas Instruments
Thermogenesis Corp.
Time Warner
Toyota Motor CP ADR
Triad Guaranty Inc.
Tribune Co
TriStone Community Bank
Ultra Petroleum Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


11,000
16,200
10,000
36,500
5,000
30,000
507,955
9,448
20,788
11,850
346,293
346,202
67,350
385,782
144,084
42,800
39,850

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Unifirst Corporation - Mass
United Health Group, Inc.
United Parcel Service CL B
Unumprovident Corp.
US Bancorp Del
Verizon Communications
VF Corporation
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
WellPoint, Inc.
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.
Zebra Technologies CL A


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

904708104
91324P102
911312106
91529Y106
902973304
92343V104
918204108
929903102
931422109
931142103
939322103
94973V107
949746101
983024100
98385X106
988498101
989207105

$863,745
$3,908,414
$290,472
$183,200
$1,823,890
$212,483
$1,587,454
$6,902,336
$14,159,049
$9,486,965
$228,881
$4,351,804
$623,929
$1,380,969
$2,758,764
$371,122
$1,053,982

21,306
74,960
4,200
10,000
62,462
6,150
27,743
139,160
307,872
196,825
5,625
62,490
10,132
31,033
81,164
7,126
24,069

21,306
74,960
4,200
10,000
62,462
6,150
27,743
139,160
307,872
196,825
5,625
62,490
10,132
31,033
81,164
7,126
24,069


Grand Total 06/30/05





586,249,401












Unifirst Corporation - Mass

United Health Group, Inc.

United Parcel Service CL B

Unumprovident Corp.

US Bancorp Del

Verizon Communications

VF Corporation

Wachovia Corporation New

Walgreen Company

Wal-Mart Stores, Inc.

Washington Mutual, Inc.

WellPoint, Inc.

Wells Fargo & Co.

Wyeth

XTO Energy, Inc.

Yum Brands, Inc.

Zebra Technologies CL A


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

21,306
74,960
4,200
10,000
62,462
6,150
27,743
139,160
307,872
196,825
5,625
62,490
10,132
31,033
81,164
7,126
24,069

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0













